Other gains/(losses) - Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other gains(losses) [Abstract]
Summary of Other (losses)/gains

	2023	2022	2021
	S$’000	S$’000	S$’000
Loss on disposal of plant and equipment and intangible assets	(33)	(101)	(3)
Currency translation loss	(2,409)	(1,564)	(812)
Gain on lease modification	26	194	—
Fair value loss on Series B, D1, E, and F conversion option (Note 27(e))	—	—	(124,146)
Fair value gain on warrant liabilities	4,122	23,341	—
Others	(60)	—	—
	1,646	21,870	(124,961)